Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	6 Months Ended
Jun. 30, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	Introduction, basis of presentation of the interim condensed consolidated financial statements and other information
a)    Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander') is a private-law entity subject to the rules and regulations applicable to banks operating in Spain. The Bylaws and other public information of the Bank can be consulted at its registered office at Paseo de Pereda 9-12, Santander.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'The Group').
Grupo Santander's interim condensed consolidated financial statements ('interim financial statements') for the six-month period ended 30 June 2022 were authorised and approved by Grupo Santander's directors at the board of directors meeting held on 27 July 2022. Grupo Santander's consolidated annual accounts for year 2021 were approved by shareholders at Banco Santander annual general meeting on 1 April 2022.
b)    Basis of presentation of the interim financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS'). In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, and subsequent changes, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
The consolidated annual accounts for 2021 were authorised at the board of directors meeting on 24 February 2022 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly Grupo Santander’s consolidated equity and consolidated financial position at 31 December 2021 and the consolidated results of its operations, and the consolidated cash flows in 2021. The aforementioned consolidated annual accounts, which are included in Grupo Santander’s Form 6-K filed with the U.S. Securities and Exchange Commission on 8 April 2022, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IFRS-IASB', and together with EU-IFRS, 'IFRS').
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim financial statements in accordance with the provisions of article 12 of Royal Decree 1362 /2007 and taking into account the requirements of Circular 3/2018, of 28 June, of the Spanish National Securities Market Commission ('CNMV'). The aforementioned interim financial statements will be included in the half-year financial report for the first six months of 2022 to be presented by the Group in accordance with the Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRS and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with Grupo Santander’s consolidated annual accounts for the year ended 31 December 2021.
Grupo Santander policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2021. As indicated in that Note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of Grupo Santander.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2021 taking into account the standards and interpretations with effective application date during the first six months of 2022, which are detailed below:
–Amendment to IFRS 3 Business Combinations: to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 Levies. The amendments also confirm that an acquirer should not recognize contingent assets acquired in a business combination. Applicable from 1 January 2022.
–Amendment to IAS 16 Property, Plant and Equipment: prevents an entity from deducting from the cost of an item of property, plant and equipment any revenue from the sale of finished goods while the entity is preparing the item for its intended use. It is also clear that an entity is "testing whether the asset is functioning properly" when evaluating the technical and physical performance of the asset. The financial performance of the asset should not be taken into account for this evaluation. Additionally, entities should disclose separately the amounts of income and expenses related to finished goods that are not the product of the entity's ordinary activities. Applicable from 1 January 2022.
–Amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. Applicable from 1 January 2022.
–Amendment to IFRS Cycle (2018-2020): introduces minor amendments, applicable from 1 January 2022, to the following standards:
•IFRS 9 Financial Instruments: clarifies which rates must be included in the 10% test for derecognition of financial liabilities.
•IFRS 16 Leases: amendment to remove possible confusion regarding the treatment of leasing incentives in the application of IFRS 16 Leases.
•IFRS 1, in relation to the first-time adoption of International Financial Reporting Standards, allows entities that have measured their assets and liabilities at the carrying amounts recorded in their parent's books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment also applies to associates and joint ventures that have adopted the same exemption from IFRS 1.
The aforementioned amendments to accounting standards have not had a significant effect on Grupo Santander’s financial statements.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2022 were applied in their preparation.
By the time of the preparation and authorisation of these interim financial statements, there were no standards to be adopted by the European Union for the current year whose effective date of implementation by the IASB is after 1 January 2022.
c)     Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of Banco Santander in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in note 2 of the consolidated annual accounts of the year 2021, except for those indicated in these interim financial statements due to the rules that have come into effect during the first six months of the year 2022.
The interim financial statements contain estimates made by the senior management of Banco Santander and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported in the consolidated entities. These estimates, which were made on the basis of the best information available, relate mainly to the following:
1.The income tax expense, which, in accordance with IAS 34, is recognised in interim periods based on the best estimate of the weighted average tax rate expected by Grupo Santander for the full financial year;
2.The impairment losses on certain assets – Financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
3.The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
4.The useful life of the tangible and intangible assets;
5.The measurement of goodwill impairment arising on consolidation;
6.The calculation of provisions and the consideration of contingent liabilities;
7.The fair value of certain unquoted assets and liabilities;
8.The recoverability of deferred tax assets; and
9.The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3.
To update the above estimates, the Group's management has considered the situation of the war in Ukraine. The Group has no presence in Russia or Ukraine and its direct exposure to Russian and Ukrainian markets and assets are not material. The extent to which the conflict could ultimately impact the Group's results will depend on future developments, including subsequent sanctions that could eventually affect negatively to some Groups’ customers (those more closely related to Russia or Ukraine). Group's management has assessed the uncertainties caused by the current situation (high inflation, rise in interest rates, supply chain disruptions in more sensitive sectors, etc.) taking into account the best information available in order to anticipate the impact on the most relevant portfolios.
Furthermore, Grupo Santander reinforced the monitoring of all risks, with special attention to Poland (due to its geographical situation). Overall, the most significant impacts have been in higher commodity prices, particularly energy, and lower household disposable income due to inflationary pressures. The main actions being taken by Santander have been:

•Identification of potentially affected customers, specially by the increase in energy and oil prices, leveraging on risk playbooks
•Cyber teams prepared for a possible contingency, as cyber threats have increased due to the conflict.
•Sensitivity analysis to assess potential impacts and define action plans if needed.
•Continuous revision, by the Compliance teams, of the correct application of the sanctions established by the international community.
•Activation of the Special Situation Committee to oversee the potential effects of the conflict.

In addition, the Group's Management has taken into account the current situation as a result of covid-19, which significantly affected the economic activity worldwide and, as a result, the Group's operations and financial results.
In order to minimize the medium- and long-term economic impacts of the efforts made to contain the covid-19 pandemic, in 2020 and 2021, governments and economic and regulatory authorities of the main countries, in which the Group operates, launched a set of fiscal and monetary policy measures and other initiatives to mitigate the impact of the pandemic on the economy and to support companies and people. Likewise, Grupo Santander implemented a set of customer relief measures in full compliance with regulatory and supervisory recommendations. Santander continued to support its customers in the first six months of 2022, fostering their economic resilience in all the Group's geographies.
In relation to the relief measures to tackle the pandemic effects, the Group’s total moratoria programmes granted have fully expired at the end of first half performing better than expected. Regarding government liquidity programmes, the Group is closely monitoring their performance as the grace periods established are reaching their end. Spain concentrates most of these types of programmes, with 87% of the grace periods expired and credit quality in line with expectations, with no concerning signs of deterioration.
Lastly, the Group has partially and voluntarily aligned during the first half of 2022 the accounting definition of stage 3, as well as for the calculation of impairment provision models, to the New Definition of Default, incorporating the criteria defined by the EBA in its implementation guide of the definition of default, capturing the economic deterioration of the operations (days in default - on a daily basis – and materiality thresholds - minimum amount in arrears). The alignment of criteria has been done taking into account the criteria of IFRS 9 as well as the accounting principles of unbiased presentation of financial information. There has been an increase in the default rate at around 19 basis points, with no material impact on the provision figures for credit risk.
During the first six months ended 30 June 2022, there have been no additional significant changes in the estimates made at the end of 2021, other than those indicated in these interim financial statements.
d)    Contingent assets and liabilities
Note 2.o to Grupo Santander's consolidated annual accounts for the year ended 31 December 2021 includes information on the contingent assets and liabilities at that date. There were no significant changes in Grupo Santander's contingent assets and liabilities from 31 December 2021 to the date of formal preparation of these interim financial statements.
e)   Comparative information
The comparative information in Note 8 as of 31 December 2021 has been restated in accordance with the reallocation of the total amount of goodwill described in said note.
In addition, the information in Note 12 regarding the Group´ segments information corresponding to the six months period ended 30 June 2021 has been restated in accordance with the Group's new organizational structure, as required by IFRS 8.
Additionally, the information in Note 15 for June 2021 has been restated in accordance with the Group's standardization criteria.
In order to interpret the changes in the balances with respect to 31 December 2021, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (Note 50.b to the consolidated annual accounts for the year ended 31 December 2021) and the impact of the appreciation/depreciation of the various currencies against the euro in the first six months of 2022: Mexican peso (9.87%), US dollar (8.40%), Brazilian real (15.47%), Argentine peso (-11.10%), Pound sterling (-2.30%), Chilean peso (-1.53%) and Polish zloty (-2.22%); as well as the evolution of the average exchange rates between comparable periods: Mexican peso (9.82%), US dollar (10.32%), Brazilian real (17.23%), Pound sterling (3.01%), Chilean peso (-3.83%) and Polish zloty (-2.11%).
f)     Seasonality of the Grupo Santander’s transactions
The business activities carried on by Grupo Santander entities, and their transactions are not cyclical or seasonal in nature. Therefore, no specific disclosures are included in these explanatory notes to the interim financial statements for the first six months ended 30 June 2022.
g)    Materiality
In determining the note disclosures to be made on the various items in the interim financial statements or other matters, Grupo Santander, in accordance with IAS 34, took into account their materiality in relation to the interim financial statements for the first six months ended 30 June 2022.
h)    Events after the reporting period
On 12 July 2022 the Spanish government announced its plans to impose new taxes on banks and energy companies. Particularly, regarding the new levy to Spanish banks, the only information available at the date of these interim financial statements is that this new tax would apply temporarily to domestic activities in 2022 and 2023. The proposal is subject to parliamentary approval and needs development to calculate the potential impact on profits.
On 14 July 2022 the President of Poland signed a "Payment Holidays Act" on crowdfunding for businesses and support for borrowers. The impact of payment holidays solutions introduced in the execution of this act that will be accounted for in the third quarter is estimated at approximately PLN 1,400 million (EUR 300 million) in the gross financial results (assuming that 50% of eligible customers will avail of this solution). This impact will depend, among others, on the number of customers who will benefit from the solution, the number of instalments suspended by each of these customers and the moment they start to benefit from the "payment holidays".